Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE
The following summarizes our investment funds, including related party investment funds and investment funds owned by consolidated VIEs:

	December 31,
	2016					2015
(In millions, except for percentages and years)	Carrying value	Percent of total	Life of underlying funds in years			Carrying value	Percent of total	Life of underlying funds in years
Investment funds
Private equity	$268	38.9%	0	–	7	$263	35.9%	0	–	7
Mortgage and real estate	118	17.2%	0	–	4	101	13.8%	0	–	7
Natural resources	5	0.7%	1	–	2	6	0.8%	0	–	1
Hedge funds	72	10.4%	0	–	3	86	11.7%	0	–	4
Credit funds	226	32.8%	0	–	5	277	37.8%	0	–	5
Total investment funds	689	100.0%				733	100.0%
Investment funds – related parties
Private equity – A-A Mortgage[1]	343	28.6%	3	–	3	225	22.6%	6	–	7
Private equity – other	131	11.0%	0	–	10	36	3.6%	6	–	7
Mortgage and real estate	247	20.6%	1	–	4	234	23.5%	0	–	7
Natural resources	49	4.1%	5	–	5	46	4.6%	3	–	7
Hedge funds	192	16.0%	9	–	9	256	25.6%	0	–	1
Credit funds	236	19.7%	2	–	3	200	20.1%	3	–	10
Total investment funds – related parties	1,198	100.0%				997	100.0%
Investment funds owned by consolidated VIEs
Private equity – MidCap[2]	524	91.4%	N/A			482	90.3%	N/A
Credit funds	38	6.7%	0	–	3	34	6.3%	0	–	4
Mortgage and real assets	11	1.9%	2	–	3	18	3.4%	3	–	4
Total investment funds owned by consolidated VIEs	573	100.0%				534	100.0%
Total investment funds including related parties and funds owned by consolidated VIEs	$2,460					$2,264

1 A-A Mortgage Opportunities, LP (A-A Mortgage) is a platform to originate residential mortgage loans and mortgage servicing rights.
[2] Our total investment in MidCap, including amounts advanced under credit facilities, totaled $761 million and $782 million as of December 31, 2016 and 2015, respectively, which is greater than 10% of total AHL shareholders' equity at the respective period end dates.

The following represents the gains (losses) recorded for instruments within the consolidated VIEs for which we have elected the fair value option:

	Years ended December 31,
(In millions)	2016	2015	2014
Trading securities
Fixed maturity securities	$(1)	$(5)	$(2)
Equity securities	(78)	(4)	27
Investment funds	49	12	20
Loans held for investment	—	—	4
Total gains (losses)	$(30)	$3	$49
The following table presents the carrying value by ownership percentage of investment funds where we elected the fair value option, including related party investment funds and investment funds owned by consolidated VIEs:

	December 31,
(In millions)	2016	2015
Ownership Percentage
Greater than 3% – 49%	$562	$516
3% or less	99	152
Fair value option investment funds	$661	$668
The following summarizes the carrying value and maximum loss exposure of these non-consolidated VIEs:

	December 31,
	2016		2015
(In millions)	Carrying Value	Maximum Loss Exposure	Carrying Value	Maximum Loss Exposure
Investment funds	$689	$1,026	$733	$878
Investment in related parties – investment funds	1,198	1,485	997	1,454
Assets of consolidated variable interest entities – investment funds	573	593	534	558
Investment in fixed maturity securities	19,171	19,090	17,673	18,129
Investment in related parties – fixed maturity securities	530	536	525	549
Total non-consolidated VIEs	$22,161	$22,730	$20,462	$21,568
The following represents the hierarchy for assets and liabilities of our consolidated VIEs measured at fair value on a recurring basis:

	December 31, 2016
(In millions)	Total	Level 1	Level 2	Level 3
Assets of consolidated variable interest entities
Investments
AFS securities
Equity securities	$161	$161	$—	$—
Trading securities
Fixed maturity securities	50	—	—	50
Equity securities	117	74	—	43
Investment funds	562	—	—	562
Cash and cash equivalents	14	14	—	—
Total assets of consolidated VIEs measured at fair value	$904	$249	$—	$655

	December 31, 2015
(In millions)	Total	Level 1	Level 2	Level 3
Assets of consolidated variable interest entities
Investments
Trading securities
Fixed maturity securities	$722	$—	$669	$53
Equity securities	309	271	—	38
Investment funds	516	—	—	516
Cash and cash equivalents	6	6	—	—
Total assets of consolidated VIEs measured at fair value	$1,553	$277	$669	$607
The following table presents the carrying value by ownership percentage of equity method investment funds, including related party investment funds and investment funds owned by consolidated VIEs:

	December 31,
(In millions)	2016	2015
Ownership Percentage
100%	$27	$49
50% – 99%	478	322
Greater than 3% – 49%	1,294	1,225
Equity method investment funds	$1,799	$1,596
The following is a reconciliation for all VIE Level 3 assets and liabilities measured at fair value on a recurring basis:

	Year ended December 31, 2016
(In millions)	Beginning Balance	Total realized and unrealized gains (losses) included in income	Purchases/Borrowings	Sales/Repayments	Transfers in (out)[2]	Other	Ending Balance	Total gains (losses) included in earnings[1]
Assets of consolidated variable interest entities
Trading securities
Fixed maturity securities	$53	$(1)	$—	$(2)	$—	$—	$50	$(1)
Equity securities	38	3	2	—	—	—	43	3
Investment funds	516	49	17	(20)	—	—	562	49
Total Level 3 assets of consolidated VIEs	$607	$51	$19	$(22)	$—	$—	$655	$51

[1] Related to instruments held at end of period.
[2] See discussion of transfer out of Level 3 in the description of significant unobservable inputs below.

	Year ended December 31, 2015
(In millions)	Beginning Balance	Total realized and unrealized gains (losses) included in income	Purchases/Borrowings	Sales/Repayments	Transfers in (out)	Other[2]	Ending Balance	Total gains (losses) included in earnings[1]
Assets of consolidated variable interest entities
Trading securities
Fixed maturity securities	$57	$(6)	$2	$—	$—	$—	$53	$(6)
Equity securities	62	(15)	—	—	—	(9)	38	(15)
Investment funds	40	3	15	(15)	—	473	516	(7)
Loans held for investment	2,071	—	—	—	—	(2,071)	—	—
Total Level 3 assets of consolidated VIEs	$2,230	$(18)	$17	$(15)	$—	$(1,607)	$607	$(28)
Liabilities of consolidated variable interest entities
Borrowings	$(1,517)	$—	$—	$—	$—	$1,517	$—	$—
Total Level 3 liabilities of consolidated VIEs	$(1,517)	$—	$—	$—	$—	$1,517	$—	$—

[1] Related to instruments held at end of period.
[2] Other activity primarily relates to the deconsolidation of MidCap Financial and its restructuring into MidCap.

Equity Method Investments
The following is the aggregated summarized financial information of equity method investees, including those where we elected the fair value option, and may be presented on a lag due to the availability of financial information from the investee:

	December 31,
(In millions)	2016	2015
Assets	$40,120	$52,637
Liabilities	5,886	7,167
Equity	34,234	45,470

	Years ended December 31,
(In millions)	2016	2015	2014
Net income	$1,686	$5,966	$8,418